Filed with the Securities and Exchange Commission on December 13, 2012

File No.:  333-182274
File No.:  811-22310

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 1	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 3	☒

(Check appropriate box or boxes.)

FactorShares Trust
(Exact Name of Registrant as Specified in Charter)

One Penn Plaza, 36th Floor
New York City, New York 10119
(Address of Principal Executive Offices, Zip Code)

 (Registrant’s Telephone Number, including Area Code)
(877) 756-PURE

SR Services, LLC
300 Delaware Avenue, Suite 800
Wilmington, DE 19801
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☑	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 13th day of December, 2012.

FactorShares Trust

By:	/s/ Samuel Masucci, III
Samuel Masucci, III
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ Samuel Masucci, III		Trustee and President	December 13, 2012
Samuel Masucci, III

/s/ John W. Southard*		Trustee
John W. Southard

/s/ Bryce Tillery*		Trustee
Bryce Tillery

/s/ Mary Byra		Principal Financial Officer and	December 13, 2012
Mary Byra		Principal Accounting Officer

By:	/s/ Samuel Masucci, III		December 13, 2012
*	Samuel Masucci, III, Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE